PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Defined Benefit Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Current service cost	$ 1,241	$ 1,194	$ 1,096
Administration expenses	275	379	422
Net interest expense	428	484	621
Net costs recognized in the statement of consolidated earnings	1,944	2,057	2,139
Pension plans
Disclosure of defined benefit plans [line items]
Current service cost	1,177	1,132	1,036
Administration expenses	275	379	422
Net interest expense	363	404	515
Net costs recognized in the statement of consolidated earnings	1,815	1,915	1,973
Other plans
Disclosure of defined benefit plans [line items]
Current service cost	64	62	60
Administration expenses	0	0	0
Net interest expense	65	80	106
Net costs recognized in the statement of consolidated earnings	$ 129	$ 142	$ 166